UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of November 30, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.8%

	Apartments — 23.8%
857	AvalonBay Communities, Inc.	155,313
639	CalAtlantic Group, Inc.	35,796
152	Camden Property Trust	13,838
716	Equity LifeStyle Properties, Inc.	64,698
1,781	Equity Residential	119,020
248	Essex Property Trust, Inc.	61,349
2,297	Invitation Homes, Inc.	54,105
624	Lennar Corp., Class A	39,168
5	Lennar Corp., Class B	245
116	Mid-America Apartment Communities, Inc.	11,834
522	Realty Income Corp.	28,863
404	Toll Brothers, Inc.	20,311

		604,540

	Diversified — 6.6%
703	CBRE Group, Inc., Class A (a)	30,494
169	CoreSite Realty Corp.	19,169
1,704	Gramercy Property Trust	48,592
836	Investors Real Estate Trust	5,065
420	Kennedy-Wilson Holdings, Inc.	8,043
147	SBA Communications Corp. (a)	24,941
199	St Joe Co. (The) (a)	3,744
751	Weyerhaeuser Co.	26,586

		166,634

	Health Care — 7.3%
3,103	HCP, Inc.	82,035
1,737	Healthcare Trust of America, Inc., Class A	53,121
663	National Health Investors, Inc.	51,692

		186,848

	Hotels — 10.2%
586	Hilton Worldwide Holdings, Inc.	45,431
420	LaSalle Hotel Properties	11,951
1,124	MGM Growth Properties LLC, Class A	32,898
1,177	Park Hotels & Resorts, Inc.	34,376
591	Pebblebrook Hotel Trust	22,722
2,725	RLJ Lodging Trust	59,072
2,339	Sunstone Hotel Investors, Inc.	39,077
611	Xenia Hotels & Resorts, Inc.	13,426

		258,953

	Industrial — 19.6%
724	CyrusOne, Inc.	43,971
802	Digital Realty Trust, Inc.	93,600
311	Equinix, Inc.	144,678
897	Liberty Property Trust	40,265
2,626	Prologis, Inc.	173,890

		496,404

	Office — 10.5%
401	Boston Properties, Inc.	50,234
3,160	Brandywine Realty Trust	54,450
1,525	Corporate Office Properties Trust	46,283
965	Highwoods Properties, Inc.	48,999
533	JBG SMITH Properties	17,765
2,560	VEREIT, Inc.	19,967
360	Vornado Realty Trust	27,940

		265,638

	Regional Malls — 5.2%
815	Simon Property Group, Inc.	131,850

	Shopping Centers — 6.8%
805	Acadia Realty Trust	22,552
1,355	Brixmor Property Group, Inc.	24,477
581	Federal Realty Investment Trust	76,854
716	Regency Centers Corp.	48,569

		172,452

	Storage — 7.8%
1,102	CubeSmart	31,456
1,048	Iron Mountain, Inc.	42,829
304	Life Storage, Inc.	27,299
394	Public Storage	83,991
126	QTS Realty Trust, Inc., Class A	7,010
170	Rexford Industrial Realty, Inc.	5,318

		197,903

	Total Common Stocks (Cost $2,141,845)	2,481,222

Short-Term Investment — 0.6%

	Investment Company — 0.6%
16,442	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $16,442)	16,442

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Investments — 98.4% (Cost $2,158,287)	2,497,664
	Other Assets in Excess of Liabilities — 1.6%	39,657

	NET ASSETS — 100.0%	$2,537,321

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,497,664	$–	$–	$2,497,664

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%

Consumer Discretionary — 12.0%

	Auto Components — 1.1%
1,845	Gentherm, Inc. (a)	66,427

	Diversified Consumer Services — 0.5%
649	Sotheby’s (a)	33,444

	Hotels, Restaurants & Leisure — 2.7%
1,909	Bloomin’ Brands, Inc.	40,994
2,215	Brinker International, Inc.	81,369
381	Wyndham Worldwide Corp.	42,859

		165,222

	Household Durables — 1.3%
2,180	TRI Pointe Group, Inc. (a)	39,498
676	Tupperware Brands Corp.	42,665

		82,163

	Media — 1.3%
1,365	John Wiley & Sons, Inc., Class A	80,716

	Specialty Retail — 3.3%
1,910	American Eagle Outfitters, Inc.	30,716
2,538	DSW, Inc., Class A	54,135
765	Genesco, Inc. (a)	23,786
1,588	GNC Holdings, Inc., Class A	8,860
948	Guess?, Inc.	15,639
4,417	Sally Beauty Holdings, Inc. (a)	75,304

		208,440

	Textiles, Apparel & Luxury Goods — 1.8%
1,578	Columbia Sportswear Co.	110,921

	Total Consumer Discretionary	747,333

Consumer Staples — 2.4%

	Food & Staples Retailing — 1.2%
3,141	Sprouts Farmers Market, Inc. (a)	73,438

	Household Products — 1.2%
1,651	Energizer Holdings, Inc.	75,851

	Total Consumer Staples	149,289

Energy — 3.6%

	Energy Equipment & Services — 1.2%
2,286	Patterson-UTI Energy, Inc.	49,360
6,807	TETRA Technologies, Inc. (a)	27,363

		76,723

	Oil, Gas & Consumable Fuels — 2.4%
269	Andeavor	28,338
1,428	PBF Energy, Inc., Class A	46,219
5,945	WPX Energy, Inc. (a)	75,323

		149,880

	Total Energy	226,603

Financials — 26.7%

	Banks — 15.5%
1,981	Bancorp, Inc. (The) (a)	19,161
3,362	Brookline Bancorp, Inc.	54,134
10,285	First Horizon National Corp.	199,428
2,249	First Midwest Bancorp, Inc.	56,158
7,172	Hope Bancorp, Inc.	134,264
17,829	Investors Bancorp, Inc.	254,419
6,343	KeyCorp	120,392
515	Simmons First National Corp., Class A	29,818
2,002	TCF Financial Corp.	40,653
1,590	United Bankshares, Inc.	59,688

		968,115

	Capital Markets — 3.5%
5,218	Apollo Investment Corp.	31,360
1,256	Artisan Partners Asset Management, Inc., Class A	49,627
1,548	Investment Technology Group, Inc.	27,856
1,451	Janus Henderson Group plc, (United Kingdom)	54,074
3,565	Oaktree Specialty Lending Corp.	17,183
1,750	Waddell & Reed Financial, Inc., Class A	35,530

		215,630

	Insurance — 5.4%
1,208	Assured Guaranty Ltd.	43,862
4,868	CNO Financial Group, Inc.	122,712
2,110	National General Holdings Corp.	44,590
144	White Mountains Insurance Group Ltd.	128,258

		339,422

	Mortgage Real Estate Investment Trusts (REITs) — 2.3%
1,818	AG Mortgage Investment Trust, Inc.	34,417
3,819	Apollo Commercial Real Estate Finance, Inc.	71,226
1,851	Starwood Property Trust, Inc.	40,128

		145,771

	Total Financials	1,668,938

Health Care — 1.9%

	Health Care Equipment & Supplies — 0.6%
625	Haemonetics Corp. (a)	36,151

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — 0.4%
824	PharMerica Corp. (a)	24,111

	Health Care Technology — 0.9%
4,231	Allscripts Healthcare Solutions, Inc. (a)	60,501

	Total Health Care	120,763

Industrials — 16.1%

	Aerospace & Defense — 1.8%
1,986	KLX, Inc. (a)	111,411

	Building Products — 1.6%
458	Armstrong Flooring, Inc. (a)	8,025
1,537	Armstrong World Industries, Inc. (a)	92,164

		100,189

	Commercial Services & Supplies — 6.6%
868	Brink’s Co. (The)	70,192
4,746	Civeo Corp. (a)	9,919
1,893	Clean Harbors, Inc. (a)	101,939
2,145	Copart, Inc. (a)	92,592
6,207	Covanta Holding Corp.	94,351
1,198	Herman Miller, Inc.	42,843

		411,836

	Machinery — 3.8%
2,638	Actuant Corp., Class A	69,642
1,341	Harsco Corp. (a)	24,206
535	Hyster-Yale Materials Handling, Inc.	45,349
1,034	Kennametal, Inc.	48,190
1,119	Terex Corp.	52,319

		239,706

	Marine — 1.1%
2,371	Matson, Inc.	69,174

	Trading Companies & Distributors — 1.2%
313	Applied Industrial Technologies, Inc.	20,005
3,548	MRC Global, Inc. (a)	55,740

		75,745

	Total Industrials	1,008,061

Information Technology — 13.8%

	Communications Equipment — 0.9%
2,324	ADTRAN, Inc.	53,678

	Electronic Equipment, Instruments & Components — 5.2%
977	Avnet, Inc.	40,471
1,077	Dolby Laboratories, Inc., Class A	66,998
1,196	MTS Systems Corp.	66,878
3,566	VeriFone Systems, Inc. (a)	61,830
801	Zebra Technologies Corp., Class A (a)	88,394

		324,571

	IT Services — 4.8%
792	Acxiom Corp. (a)	21,584
378	Broadridge Financial Solutions, Inc.	34,149
1,979	Cardtronics plc, Class A (a)	37,063
2,987	Convergys Corp.	73,720
385	Global Payments, Inc.	38,729
1,940	Sykes Enterprises, Inc. (a)	61,727
1,350	Syntel, Inc. (a)	34,569

		301,541

	Software — 2.9%
4,919	ACI Worldwide, Inc. (a)	112,558
1,646	Verint Systems, Inc. (a)	72,020

		184,578

	Total Information Technology	864,368

Materials — 7.5%

	Chemicals — 4.7%
1,489	Cabot Corp.	91,168
1,409	Celanese Corp., Series A	151,130
1,009	Koppers Holdings, Inc. (a)	50,325

		292,623

	Construction Materials — 1.0%
553	Eagle Materials, Inc.	61,869

	Metals & Mining — 1.0%
3,167	Commercial Metals Co.	62,837

	Paper & Forest Products — 0.8%
2,564	PH Glatfelter Co.	53,309

	Total Materials	470,638

Real Estate — 10.4%

	Equity Real Estate Investment Trusts (REITs) — 10.4%
1,122	Alexander & Baldwin, Inc.	32,615
2,422	Brixmor Property Group, Inc.	43,766
2,763	Chatham Lodging Trust	62,692
11,174	Colony NorthStar, Inc., Class A	136,211
6,587	Franklin Street Properties Corp.	71,735
1,690	Invitation Homes, Inc.	39,789

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
1,547	Pebblebrook Hotel Trust	59,496
580	Potlatch Corp.	29,929
3,750	Rayonier, Inc.	118,313
763	Ryman Hospitality Properties, Inc.	52,992

	Total Real Estate	647,538

Utilities — 1.6%

	Electric Utilities — 1.6%
1,610	El Paso Electric Co.	98,055

	Total Common Stocks (Cost $4,753,700)	6,001,586

Short-Term Investment — 3.7%

	Investment Company — 3.7%
234,306	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $234,306)	234,306

	Total Investments — 99.7% (Cost $4,988,006)	6,235,892
	Other Assets in Excess of Liabilities — 0.3%	19,412

	NET ASSETS — 100.0%	$6,255,304

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2017.

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,235,892	$–	$–	$6,235,892

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 26, 2018

By:	/s/ Matthew J. Plastina
Matthew J. Plastina
Acting Treasurer and Principal Financial Officer
January 26, 2018